Summary of Significant Accounting Policies (Details Narrative) (10 K) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 12, 2021	Feb. 23, 2021	Sep. 20, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from issuance of private placement				$ 205,036		$ 351,091
Due to related party				$ 83,995			6,514
Income tax description				Uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.		Uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
Accrued penalties and interest
Number of shares issued						35,109,231
Warrants or options outstanding						35,109,231
Share price				$ 0.01		$ 0.01
Volatility [Member]
Warrants and rights outstanding, measurement input				865		8.65
Expected Life [Member]
Warrants and rights outstanding, term				1 year 7 days		1 year 7 days
Discount Rate [Member]
Warrants and rights outstanding, measurement input				0.37		0.37
VitaNova Partners [Member]
Ownership percentage				22.50%		28.75%	28.75%
Cash held in bank						$ 65,179
Subsequent Event [Member]
Number of shares issued	20,503,600
Warrant exercise price	$ 0.20
Warrant maturity date	Sep. 30, 2022
Private Placement [Member]
Proceeds from issuance of private placement		$ 205,036	$ 351,093			$ 556,127
Number of shares issued						55,612,900
Warrants or options outstanding						55,612,900
Warrant exercise price						$ 0.20
Warrant maturity date						Sep. 30, 2022
Private Placement [Member] | Subsequent Event [Member]
Proceeds from issuance of private placement		$ 205,036